                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08428

                          The Tocqueville Alexis Trust
               (Exact name of registrant as specified in charter)

                            1675 Broadway, 16th Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                             Tocqueville Alexis Fund
                            1675 Broadway, 16th Floor
                               New York, NY 10019
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 698-0800

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                                                            LETTER TO INVESTORS

                                                                     April 2004

Dear Shareholder:

One of our private clients told me at the end of March my attitude was "quizzical." In the dictionary sense of "expressive of puzzlement," he was correct. It was hard to see what would drive the stock market from there. It seemed to us neither cheap nor dear, and the number of unknowns struck us as unusually high--deflation or inflation, recession or recovery, interest rates higher or lower, dollar higher or lower, in or out of Iraq, Bush or Kerry? In the following month the air began to clear and the market (as measured by the Standard & Poor's 500 stock index) reacted by declining 1.57%. Why? We think a financial writer in today's (May 13) Washington Post had it about right:
"Today's numbers were among numerous figures in the past few months suggesting an acceleration of inflationary pressures amid the expanding economy. As such they reinforced expectations that the Federal Reserve may soon feel the need to increase benchmark interest rates. The market-driven price of money, which does not wait for the Fed, is already raising rates. Interest charges for mortgage loans and credit card balances are already on their way up. So are the yields on bonds. These economic developments, combined with Iraq-related news, have contributed to a selloff in the stock market during the past few weeks."

Our general expectations from here are benign. On the one hand the US economy is clearly improving, and that should make for higher corporate earnings and a better stock market. On the other hand, interest rates are probably headed higher, and that makes for a higher discount rate to be applied to price-earnings ratios. In the past broad market trends have been slow to develop under these conditions, but the movements of individual stocks have often provided good opportunities for investment. We think what we do best is to pick good companies and good stocks for long-term investment. In that context the present environment makes us optimistic.

For fiscal half-year ended April 30, 2004, your fund's total return was +6.35%. This compares with a total return of +5.37% for the S&P 500. Please see page 4 for more complete performance information./1, 2/

Our best performer for the past six months was Rayovac Corp., an independent producer of small batteries. We have patiently held this stock for a several years. We think the proliferation of portable electronic devices bodes well for its future. Devon Energy Corp. was the 2nd best performer. As an independent oil and gas producer, Devon benefits from higher energy prices. Andrew Corp. was the 3rd best performer. We have also been patient holders of Andrew for several years. Andrew makes antennas and cables primarily for the cellular telephone industry where capital spending is recovering. Quest Diagnostics, Inc. was #4. Quest has one of two nationwide networks of blood testing laboratories, an industry that is otherwise hugely fragmented. ConocoPhillips was #5. A global company somewhat smaller than the energy giants, it too benefited from rising prices.

Our worst performer was 99 Cent Only Stores. This innovative retailer has had a fine growth record in California, Arizona and Nevada, but its recent expansion into the Houston, Texas market has so far been disappointing. Its even more recent expansion into Dallas-Forth Worth is doing

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 1

better, so we are willing to be patient. This is also our largest holding, but that should be only temporary as we intend to sell our high-cost shares as soon as 31 days have elapsed from a recent purchase, enabling us to take a tax loss to offset realized gains. The 2nd worst performer was EMC Corp., the data storage company which seems to make either the best or the worst list regularly. On January 14 we sold 25% of our holding at $14.95 per share and we just bought it back at $10.75 per share. Frequent trading is not our normal practice, but from nearly 15 to under 11 in a matter of weeks is over a 26% decline and it merited our attention. The 3rd worst performer was Nokia Oyj. Nokia slipped behind in the cell phone styling race in early 2004. They have over (Euro)20 billion in cash and a fine creative record. We expect them to recover. Carrefour SA, the world's second largest retailer, was the 4th worst performer. Sluggish European economies have hurt retail sales recently. In euro terms the shares are very depressed, which is one of the criteria we look for. SouthTrust Corp. was the 5th worst. This Alabama-based bank holding company was affected recently by the fear of rising interest rates./3/

We thank you for your continued support.

Sincerely,

/s/ Colin C. Ferenbach

Colin C. Ferenbach
President

/1/ Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that all investor's shares, when redeemed, may be worth more or less than their original cost.

/2 /There are risks associated with investing in the Fund, such as stock market risk, stock selection risk and the risk of investing in foreign securities.

/3 /As of April 30, 2004 Rayovac Corp. comprised 2.1% of the Fund; Devon Energy
   Corp. comprised 2.8% of the Fund; Andrew Corp. comprised 1.6% of the Fund; Quest Diagnostics, Inc. comprised 2.2% of the Fund; ConocoPhillips comprised 2.3% of the Fund; 99 Cent Only Stores comprised 3.6% of the Fund; EMC Corp. comprised 2.2% of the Fund; Nokia Oyj comprised 1.7% of the Fund; Carrefour SA comprised 2.1% of the Fund and SouthTrust Corp. comprised 2.0% of the Fund.

2   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

The graph below assumes an initial gross investment of $10,000 made on June 27, 1984 and shows how the Fund and its predecessor have performed. The Fund began operations on June 23, 1994. Results for the period prior to that date reflect the performance of HCM Partners, L.P., a limited partnership (the "Partnership"). On June 23, 1994 the Fund acquired the assets of the Partnership in exchange for shares of the Fund. Mr. Colin Ferenbach had primary responsibility for managing the Partnership and has had primary responsibility for managing the Fund since its inception. Although the Fund is managed in a manner that is in all material respects equivalent to the management of the Partnership, the information below should not be viewed as an indication of the future performance of the Fund. It includes information regarding the Partnership's operations for periods before the Fund's registration statement became effective. The Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the Partnership had been registered, its performance might have been adversely affected. In addition, the expenses borne by the Fund are higher than those borne by the Partnership.

                               [CHART]

               Tocqueville                      Lipper
                  Alexis       S&P 500         Multi-Cap       Wilshire
                  Fund       Stock Index   Core Funds Index   4500 Index
               -----------   ------------  ----------------   ----------
   6/27/1984    $ 10,000       $ 10,000        $ 10,000        $ 10,000
  10/31/1984      10,707         11,170          11,040          10,984
  10/31/1985      13,463         13,328          12,862          13,232
  10/31/1986      16,855         17,750          16,613          16,775
  10/31/1987      15,972         18,886          16,881          15,552
  10/31/1988      18,552         21,674          19,062          18,780
  10/31/1989      21,485         27,383          23,759          23,068
  10/31/1990      20,000         25,337          21,511          18,228
  10/31/1991      27,069         33,803          29,139          27,501
  10/31/1992      30,496         37,166          31,866          30,001
  10/31/1993      35,619         42,696          37,682          37,468
  10/31/1994      37,631         44,344          38,978          37,536
  10/31/1995      42,768         56,056          47,273          46,079
  10/31/1996      54,853         69,554          57,285          54,202
  10/31/1997      68,512         91,881          73,772          69,910
  10/31/1998      68,704        112,085          80,256          67,547
  10/31/1999      77,154        140,846          98,346          85,461
  10/31/2000      98,479        149,410         112,744         100,681
  10/31/2001      84,507        112,221          85,212          70,930
  10/31/2002      80,756         95,276          73,614          64,674
  10/31/2003      95,391        115,206          91,083          90,178
   4/30/2004     101,450        122,429          96,302          96,742


                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 3

                        Average Annual Total Return of the Fund
                                    FOR THE PERIODS
                                      One Year          Five Year     Since Inception*
                                  03/31/04 04/30/04 03/31/04 04/30/04 03/31/04 04/30/04
----------------------------------------------------------------
Tocqueville Alexis Fund            33.62%   20.46%    7.35%    5.15%   11.72%   11.29%
----------------------------------------------------------------
S&P 500(R) Stock Index             35.01%   22.81%   (1.20)%  (2.25)%  11.58%   11.30%
----------------------------------------------------------------
Lipper Multi-Cap Core Funds Index  38.52%   25.38%    2.76%    1.41%   10.88%   10.49%
----------------------------------------------------------------
Wilshire 4500 Index                57.34%   39.40%    5.34%    2.89%   11.38%   10.81%
----------------------------------------------------------------
*June 23, 1994

                      Average Annual Total Return of the Fund and Partnership
                                          FOR THE PERIODS
                                One Year          Five Year         Ten Year      Since Inception*
                            03/31/04 04/30/04 03/31/04 04/30/04 03/31/04 04/30/04 03/31/04 04/30/04
----------------------------------------------------------------
Tocqueville Alexis Fund      33.62%   20.46%    7.35%    5.15%   11.58%   11.09%   12.60%   12.38%
----------------------------------------------------------------
S&P 500(R) Stock Index       35.01%   22.81%   (1.20)%  (2.25)%  11.67%   11.35%   13.60%   13.45%
----------------------------------------------------------------
Lipper Multi-Cap Core Funds
 Index                       38.52%   25.38%    2.76%    1.41%   10.65%   10.30%   12.23%   12.08%
----------------------------------------------------------------
Wilshire 4500 Index          57.34%   39.40%    5.34%    2.89%   10.82%   10.29%   12.40%   12.11%
----------------------------------------------------------------
*June 27, 1984

Total return calculations reflect fee waivers in effect for 1994, 1995, 2003, and 2004. In the absence of fee waivers, total return performance would be reduced. Total return is based on net change in NAV assuming reinvestment of distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Multi-Cap Core Funds Index includes funds that, by portfolio practice, have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P SuperComposite Index.

The Wilshire 4500 Index is an unmanaged index of all U.S. equity securities with readily available price data that are not included in the S&P 500 Stock Index.

A direct investment in either the S&P 500 Stock Index, the Lipper Multi-Cap Core Funds Index or the Wilshire 4500 Index is not possible.

4   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                        STATEMENT OF NET ASSETS

April 30, 2004 (Unaudited)

 Number
of Shares                                              Value
---------------------------------------------------------------
          COMMON STOCKS 97.54%

          Banks 14.26%
 100,000  Hang Seng Bank Ltd. - ADR (HK)            $ 1,269,260
  60,000  Hibernia Corp. - Class A                    1,307,400
  26,846  HSBC Holdings PLC - ADR (UK)                1,935,605
  17,500  M&T Bank Corp.                              1,487,500
  40,000  Mercantile Bankshares Corp.                 1,716,800
  60,000  National Commerce Financial Corp.           1,595,400
  50,000  SouthTrust Corp.                            1,554,000
                                                    -----------
                                                     10,865,965
                                                    -----------

          Beverages 1.86%
  50,000  Koninklijke Grolsch N.V. - (NETH)           1,417,526
                                                    -----------

          Building & Housing 2.39%
  65,000  Masco Corp.                                 1,820,650
                                                    -----------

          Consumer Non-Durables 4.00%
  25,000  Colgate-Palmolive Co.                       1,447,000
  60,000  Rayovac Corp.*                              1,599,000
                                                    -----------
                                                      3,046,000
                                                    -----------

          Drug & Hospital Supplies 11.31%
  40,000  Johnson & Johnson                           2,161,200
  30,000  Medtronic, Inc.                             1,513,800
  40,000  Novartis AG - ADR (CH)                      1,792,000
  55,000  Pfizer, Inc.                                1,966,800
  40,000  Pharmaceutical Product Development, Inc.*   1,182,800
                                                    -----------
                                                      8,616,600
                                                    -----------

          Food Services 2.01%
  40,000  Sysco Corp.                                 1,530,000
                                                    -----------

                      See Notes to Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 5

STATEMENT OF NET ASSETS (cont'd.)

              April 30, 2004 (Unaudited)

 Number
of Shares                                          Value
-----------------------------------------------------------
          COMMON STOCKS 97.54% (cont'd.)

          Furnishings & Appliances 1.78%
  60,000  Leggett & Platt, Inc.                 $ 1,356,000
                                                -----------

          Healthcare 2.54%
  30,000  CIGNA Corp.                             1,935,300
                                                -----------

          Information Technology 11.22%
  40,000  Automatic Data Processing, Inc.         1,752,400
  60,000  Cisco Systems, Inc.*                    1,252,200
  60,000  Dell Inc.*                              2,082,600
 150,000  EMC Corp.*                              1,674,000
  60,000  Molex, Inc.                             1,786,800
                                                -----------
                                                  8,548,000
                                                -----------

          Insurance 4.96%
  60,000  Hannover Rueckversicherung AG - (GER)   2,061,376
  30,000  PartnerRe Ltd. - (BER)                  1,719,000
                                                -----------
                                                  3,780,376
                                                -----------

          Medical Services 2.21%
  20,000  Quest Diagnostics, Inc.                 1,687,000
                                                -----------

          Metals & Mining 2.11%
  40,000  Alcan, Inc. - (CAN)                     1,609,200
                                                -----------

          Office Equipment 1.76%
 100,000  Xerox Corp.*                            1,343,000
                                                -----------

          Oil - Domestic/International 12.14%
  25,000  ConocoPhillips                          1,782,500
  35,000  Devon Energy Corp.                      2,142,000
  35,000  EOG Resources, Inc.                     1,723,750
  30,000  Schlumberger Ltd. - (NETH)              1,755,900
  20,000  Total SA - ADR (FR)                     1,842,400
                                                -----------
                                                  9,246,550
                                                -----------

                      See Notes to Financial Statements.

6   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                              STATEMENT OF NET ASSETS (cont'd.)

April 30, 2004 (Unaudited)

 Number
of Shares                                       Value
--------------------------------------------------------
          COMMON STOCKS 97.54% (cont'd.)

          Paper & Forest Products 2.33%
  30,000  Weyerhaeuser Co.                   $ 1,776,000
                                             -----------

          Publishing 1.70%
  42,200  John Wiley & Sons, Inc. - Class A    1,291,320
                                             -----------

          Real Estate Investment Trust 2.85%
  80,000  General Growth Properties, Inc.      2,168,800
                                             -----------

          Retailing 9.63%
 140,000  99 Cents Only Stores*                2,766,400
  50,000  Borders Group, Inc.                  1,198,500
  35,000  Carrefour SA - (FR)                  1,624,131
 100,000  The Kroger Co.*                      1,750,000
                                             -----------
                                               7,339,031
                                             -----------

          Rubber & Plastic 1.86%
  60,000  Newell Rubbermaid, Inc.              1,418,400
                                             -----------

          Telecommunications 3.21%
  70,000  Andrew Corp.*                        1,186,500
  90,000  Nokia Oyj - ADR (FIN)                1,260,900
                                             -----------
                                               2,447,400
                                             -----------

          Transportation 1.41%
  50,000  TPG NV - ADR (NETH)                  1,077,000
                                             -----------
          Total Common Stocks
          (Cost $58,323,207 )                 74,320,118
                                             -----------

                      See Notes to Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 7

STATEMENT OF NET ASSETS (cont'd.)

              April 30, 2004 (Unaudited)

 Number
of Shares                                              Value
----------------------------------------------------------------
                    SHORT-TERM INVESTMENTS 2.85%
1,086,164           Temporary Investment Cash       $ 1,086,164
1,086,165           Temporary Investment Fund         1,086,165
                                                    -----------
                    Total Short-Term Investments
                    (Cost $2,172,329 )                2,172,329
                                                    -----------

                    TOTAL INVESTMENTS 100.39%
                    (Cost $60,495,536 )              76,492,447

Liabilities in Excess of Other Assets (0.39%)          (295,697)
                                                    -----------

Net Assets applicable to 5,460,855 Shares of Common
Stock issued and outstanding 100.00%                $76,196,750
                                                    ===========

Net Asset Value, offering and redemption price
per share ($76,196,750 / 5,460,855)                      $13.95
                                                         ======

    The aggregate unrealized appreciation (depreciation) on a tax basis is as follows:

                        Gross appreciation $17,222,406
                        Gross depreciation  (1,225,495)
                                           -----------
                        Net appreciation.. $15,996,911**
                                           ===========

                  Country Abbreviations:
                   (BER) - Bermuda       (GER) - Germany
                   (CAN) - Canada        (HK) - Hong Kong
                   (CH) - Switzerland    (NETH) - Netherlands
                   (FIN) - Finland       (UK) - United Kingdom
                   (FR) - France

   * Non-income producing security.
   **  Also cost for Federal income tax purposes.
ADR American Depository Receipt

                      See Notes to Financial Statements.

8   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                         TOP TEN STOCK HOLDINGS



                                  (Unaudited)

          27.4% of the Fund
99 Cents Only Stores             3.6%
------------------------------  ----
General Growth Properties, Inc.  2.8%
------------------------------  ----
Johnson & Johnson                2.8%
------------------------------  ----
Devon Energy Corp.               2.8%
------------------------------  ----
Dell Inc.                        2.7%
------------------------------  ----
Hannover Rueckversicherung
  AG - (GER)                     2.7%
------------------------------  ----
Pfizer, Inc.                     2.6%
------------------------------  ----
HSBC Holdings PLC - ADR (UK)     2.5%
------------------------------  ----
CIGNA Corp.                      2.5%
------------------------------  ----
Total SA - ADR (FR)              2.4%
------------------------------  ----
Total                           27.4%

      [CHART]

PERCENT OF TOTAL EQUITIES

By Country
(Unaudited)


United States                73.9%
Finland                       1.7%
Hong Kong                     1.7%
Canada                        2.2%
Bermuda                       2.3%
Switzerland                   2.4%
United Kingdom                2.6%
Germany                       2.8%
France                        4.7%
Netherlands                   5.7%



                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 9

STATEMENT OF ASSETS AND LIABILITIES

    For the Period Ended April 30, 2004 (Unaudited)

    Assets:
    Investments, at market value/(1)/                            $76,492,447
    Interest and dividend receivable                                 116,047
    Receivable for fund shares sold                                    5,500
    Prepaid expenses and other assets                                 22,385
    ------------------------------------------------------------------------
       Total Assets                                               76,636,379
    ------------------------------------------------------------------------

    Liabilities:
    Payable for fund shares redeemed                                   4,639
    Payable for investment securities purchased                      287,900
    Advisory fees payable                                             38,480
    Distribution fees payable                                         34,950
    Accrued expenses and other liabilities                            73,660
    ------------------------------------------------------------------------
       Total Liabilities                                             439,629
    ------------------------------------------------------------------------
    Net Assets                                                   $76,196,750
    ------------------------------------------------------------------------

    Components of Net Assets:
    Capital paid-in                                              $52,669,872
    Undistributed net investment income                              203,428
    Accumulated net realized gain from investment transactions     7,326,020
    Net unrealized appreciation of investments                    15,996,911
    Net unrealized appreciation on foreign currency transactions         519
    ------------------------------------------------------------------------
    Net Assets                                                   $76,196,750
    ------------------------------------------------------------------------
    Shares of beneficial interest outstanding
      (unlimited shares of $0.001 par value authorized)            5,460,855
    Net asset value, offering and redemption price per share     $     13.95
    ------------------------------------------------------------------------
    /(1)/Cost of Investments                                     $60,495,536
    ------------------------------------------------------------------------
    -----------------------------------------------------------------

10  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                        STATEMENT OF OPERATIONS

   For the Period Ended April 30, 2004 (Unaudited)

   Investment Income:
   Dividends (net of foreign taxes withheld of $31,491)          $   636,688
   Interest                                                           13,558
   --------------------------------------------------------------------------
      Total Investment Income                                        650,246
   --------------------------------------------------------------------------

   Operating Expenses:
   Investment Advisory fees                                          227,584
   Distribution fees                                                  94,827
   Legal fees                                                         49,862
   Administration and Accounting fees                                 49,726
   Transfer agent fees                                                29,238
   Audit fees                                                         14,958
   Custodian fees                                                     14,408
   Trustees' fees                                                     14,161
   Blue Sky fees                                                      11,184
   Printing fees                                                      10,771
   Insurance fees                                                      1,658
   Miscellaneous expenses                                              4,987
   --------------------------------------------------------------------------
      Total Expenses                                                 523,364
      Distribution fees waived (Note 4)                              (32,541)
   --------------------------------------------------------------------------
      Net Expenses                                                   490,823
   --------------------------------------------------------------------------

   Net Investment Income                                             159,423
   --------------------------------------------------------------------------

   Net realized gain (loss) from:
      Investments                                                  7,418,226
      Foreign currency transactions                                   (2,187)
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                 (3,032,009)
      Translation of assets and liabilities in foreign currency          358
   --------------------------------------------------------------------------
   Net realized and unrealized gain from
      investments and foreign currency transactions                4,384,388
   --------------------------------------------------------------------------
   Net increase in net assets resulting from operations          $ 4,543,811
   --------------------------------------------------------------------------
   -----------------------------------------------------------------

                      See Notes to Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 11

STATEMENT OF CHANGES IN NET ASSETS

                                                       Six Months       Year
                                                         Ended          Ended
                                                     April 30, 2004  October 31,
                                                      (Unaudited)       2003
---------------------------------------------------------------------------------

Increase in Net Assets from Operations:
Net investment income                                 $   159,423   $    412,284
Net realized gain on investments and foreign
  currency transactions                                 7,416,039      3,606,056
Net change in unrealized appreciation (depreciation)
  on investments and translation of other assets and
  liabilities denominated in foreign currencies        (3,031,651)     7,106,456
---------------------------------------------------------------------------------
   Net increase in net assets from operations           4,543,811     11,124,796
---------------------------------------------------------------------------------

Dividends Paid to Shareholders:
From net investment income                               (414,427)      (414,497)
From net realized gains                                (3,416,293)    (1,115,426)
---------------------------------------------------------------------------------
   Total dividends paid to shareholders                (3,830,720)    (1,529,923)
---------------------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold                               2,138,203      7,920,643
Value of shares issued in reinvestment of dividends     2,923,023      1,094,073
Cost of shares redeemed*                               (1,507,155)   (12,311,409)
---------------------------------------------------------------------------------
   Increase (Decrease) in net assets from capital
     share transactions                                 3,554,071     (3,296,693)
---------------------------------------------------------------------------------
   Total increase in net assets                         4,267,162      6,298,180
---------------------------------------------------------------------------------

Net Assets:
Beginning of period                                    71,929,588     65,631,408
---------------------------------------------------------------------------------
End of period**                                       $76,196,750   $ 71,929,588
---------------------------------------------------------------------------------
-----------------------------------------------------------------
** Including undistributed net investment income of:  $   203,428   $    458,432
---------------------------------------------------------------------------------

Change in shares outstanding:
Shares sold                                               149,383        638,826
Shares issued in reinvestment of dividends                209,686         90,006
Shares redeemed                                          (105,839)    (1,008,604)
---------------------------------------------------------------------------------
   Net increase (decrease)                                253,230       (279,772)
---------------------------------------------------------------------------------
-----------------------------------------------------------------
* Net of redemption fee of:                           $       585   $     13,415
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

12  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                           FINANCIAL HIGHLIGHTS

                                     Six Months
                                        Ended         Year     Year     Year      Year     Year
                                      April 30,      Ended    Ended    Ended     Ended    Ended
(For a Share Outstanding                2004        Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
Throughout each Period)              (Unaudited)      2003     2002     2001      2000     1999
-------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period                                 $13.81       $11.96   $12.88    $17.37   $14.42   $14.29
-------------------------------------------------------------------------------------------------

Increase (Decrease) from
 Investment Operations:
Net investment income                     0.03         0.08     0.03      0.07     0.09     0.03
Net realized and unrealized gains
 (losses) on investments and
 foreign currency transactions            0.85         2.05    (0.56)    (2.16)    3.77     1.64
-------------------------------------------------------------------------------------------------
    Total from investment
     operations                           0.88         2.13    (0.53)    (2.09)    3.86     1.67

Less Distributions:
Dividends paid to shareholders:
  From net investment income             (0.08)       (0.08)   (0.03)    (0.06)   (0.06)   (0.05)
  From net realized gains                (0.66)       (0.20)   (0.36)    (2.34)   (0.85)   (1.49)
-------------------------------------------------------------------------------------------------
    Total distributions to
     shareholders                        (0.74)       (0.28)   (0.39)    (2.40)   (0.91)   (1.54)

Net Asset Value, End of Period          $13.95       $13.81   $11.96    $12.88   $17.37   $14.42
-------------------------------------------------------------------------------------------------
-----------------------------------------------------------------

Total Return                             6.35%/(2)/  18.12%  (4.44)%  (14.11)%   27.64%   12.29%

Supplemental Data and Ratios:
Net assets, end of period (in 000's)   $76,197      $71,930  $65,631   $71,872  $89,206  $72,068
Ratio of expenses to average net
 assets:
  Net of waivers                         1.29%/(1)/   1.35%    1.38%     1.22%    1.18%    1.34%
  Before waivers                         1.38%/(1)/   1.45%    1.38%     1.22%    1.18%    1.34%
Ratio of net investment income to
 average net assets:
  Net of waivers                         0.42%/(1)/   0.62%    0.21%     0.45%    0.52%    0.20%
  Before waivers                         0.33%/(1)/   0.52%    0.21%     0.45%    0.52%    0.20%
Portfolio turnover rate                    30%/(2)/     63%      54%       60%      80%      31%
-------------------------------------------------------------------------------------------------

/(1)/Annualized for periods less than one year.
/(2)/Not Annualized for periods less than one year.

                      See Notes to Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Business

The Tocqueville Alexis Trust (the "Trust") is an investment company registered under the Investment Company Act of 1940, as amended. It is organized as a Delaware business trust as a diversified, open ended management investment company. The investment company currently consists of Tocqueville Alexis Fund (the "Fund"). The Fund invests at least 65% of its assets in the equity securities of U.S. companies and its investment objective is long-term growth of capital.

2. Significant Accounting Policies

a) Portfolio Valuation: Securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale or official closing price, or if no sales are reported, and in the case of certain securities traded over-the-counter, at the mean between the last reported bid and asked prices. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets, including any restricted and/or illiquid securities, will be valued at their fair market value as determined pursuant to procedures adopted by the Trustees. At April 30, 2004, there were no fair valued securities.

b) Foreign Currency Transactions: Transactions denominated in foreign currencies are recorded in the Fund's records at the prevailing exchange rate at the time of each respective transaction. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transaction are reported in operations as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S.
dollar-denominated transactions.

c) Security Transactions and Investment Income: Security transactions are recorded on trade-date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The cost of investments sold and related gain or loss thereon is determined by use of the identified cost basis for financial reporting and income tax purposes. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

d) Distributions to Shareholders: Dividends from net investment income are declared and paid semi-annually. Any net realized capital gains will be distributed annually. Income dis-

14  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                            NOTES TO FINANCIAL STATEMENTS (unaudited) (cont'd.)

tributions and capital gain distributions are determined in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period the differences arise; temporary differences do not require reclassification. Distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

e) Federal Taxes: The Fund is a separate entity for Federal income tax purposes. It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to pay out most of its net investment income and net capital gains to its shareholders. Therefore, no Federal income or Excise tax provision is required.

f) Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Financial Instruments

The Fund may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. The financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2004, the Fund did not hold any financial instruments with off-balance sheet risk.

4. Fees and Related Party Transactions

a) Investment Advisory Fees: Under an agreement between the Trust on behalf of the Fund and Tocqueville Asset Management L.P. (the "Adviser"), the Adviser serves as the Fund's

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 15

NOTES TO FINANCIAL STATEMENTS (unaudited) (cont'd.)

Investment Adviser. For investment advisory services, the Adviser receives monthly fees at the annual rate of 0.60% of the Fund's average daily net assets.

b) Trustees' Fees: Fees were paid to the Trustees and/or Officers of the Fund for the six months ended April 30, 2004, but no fees were paid to any Trustee and/or Officer of the Fund who is also an employee of the Adviser.

c) Distribution Fees: The Trust, on behalf of the Fund, has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may spend no more each year than 0.25% of its average daily net assets to finance activity primarily intended to result in the sale of shares.

Pursuant to the Distribution Agreement, as compensation for its services, the Fund pays Lepercq, de Neuflize/Tocqueville Securities, L.P. ("Lepercq"), payable monthly in arrears, at the annual rate of 0.25% per annum of the Fund's average daily net assets, less expenses incurred in the distribution of the Fund; provided that such fee shall be reduced to the extent necessary to result in the Fund's expense ratio not exceeding the Expense Cap of 1.294% of its average daily net assets. For the six months ended April 30, 2004, Lepercq waived $32,541 of its fees.

Commissions earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Fund during the six months ended April 30, 2004, was $37,152.

d) Administrator and Transfer Agent Fees: As compensation for its administrative and accounting services, the Fund pays PFPC Inc. a fee, at the annual rate of 0.10% of the first $200,000,000 of average net assets; 0.075% of the next $200,000,000 of average net assets; 0.05% of the next $200,000,000 of average net assets; and 0.03% of the average net assets in excess of $600,000,000, with a minimum monthly fee of $8,333 (exclusive of out-of-pocket expenses). As transfer agent of the Fund, PFPC Inc. receives a minimum monthly fee of $3,000 (exclusive of out-of-pocket expenses).

e) Custodian Fees: PFPC Trust Company and JP Morgan Chase Bank serve as custodian and sub-custodian for the Fund's U.S. and foreign assets, respectively. As compensation for its custodian services, the Fund pays PFPC Trust Company a fee, at the annual rate of 0.0175% of the Fund's first $100,000,000 of average gross assets; 0.015% of the next $400,000,000 of average gross assets; 0.0125% of the next $500,000,000 of average gross assets; and 0.01% of the average gross assets in excess of $1,000,000,000 (exclusive of out-of-pocket expenses and transaction charges). The minimum monthly fee is $1,500 (exclusive of out-of-pocket expenses and transaction charges). The Fund pays JP Morgan Chase Bank an account fee of $5,000 per year and an asset based fee derived from the ending market value of foreign held securities (exclusive of transaction charges).

16  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                            NOTES TO FINANCIAL STATEMENTS (unaudited) (cont'd.)


5. Fund Share Transactions

The Fund is authorized to issue unlimited shares of common stock, par value $.001 per share. Effective July 1, 2003, a redemption fee of 2.00% was imposed on redemptions of shares held for 120 days or less, which is credited to paid in capital.

The redemption fee does not apply to redemptions of shares where Tocqueville or Lepercq, de Neuflize/Tocqueville Securities, L.P. is the shareholder of record, or exercises discretion over the account and the redemption is made from a retirement account. In addition, the Fund may in its sole discretion waive the redemption fee if it determines that doing so will not be harmful to the Fund.

For the period from July 1, 2003 through April 30, 2004, the Fund has not waived any redemption fees.

6. Purchases and Sales of Securities

For the six months ended April 30, 2004, the cost of securities purchased and proceeds from securities sold, excluding short-term obligations, were $23,347,032 and $22,303,089, respectively.

7. Proxy Voting Policy and Procedures

A description of the proxy voting policies and procedures is available without charge upon request, by calling 1-800-844-4836 or on the SEC website www.sec.gov.

8. Subsequent Event

Between July 1, 2003 and June 7, 2004, the redemption fee did not apply to redemptions of shares where Tocqueville or Lepercq, de Neuflize/Tocqueville Securities, L.P. is the shareholder of record, or exercises discretion over the account and the redemption is made from a retirement account (this exemption from the redemption fee was eliminated by the Fund on June 7, 2004).

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 17

Tocqueville Alexis Fund
P.O. Box 9818
Providence, RI 02940-8018


For Fund information, prices and literature, call 1-800-844-4836

For account balances and other information about your Tocqueville Alexis Fund account, call 1-800-844-4836

This report is submitted for the general information of shareholders of Tocqueville Alexis Fund. It is not authorized for distribution to prospective investors unless accompanied or proceeded by an effective prospectus for Tocqueville Alexis Fund. The prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of Tocqueville Alexis Fund. Please read the prospectus carefully. [LOGO] Tocqueville

                            Tocqueville Alexis Fund

                       Tocqueville Asset Management L.P.
                              Investment Advisor

                              SEMI-ANNUAL REPORT

                                April 30, 2004


                                    [GRAPHIC]

                                  Tocqueville

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments

Not yet applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 10. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Tocqueville Alexis Trust


By (Signature and Title)* /s/ Colin Ferenbach
                          ----------------------------------------
                          Colin Ferenbach, President
                          (principal executive officer)

Date July 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Colin Ferenbach
                          ----------------------------------------
                          Colin Ferenbach, President
                          (principal executive officer)

Date July 1, 2004


By (Signature and Title)* /s/ Roger Cotta
                          ----------------------------------------
                          Roger Cotta, Treasurer
                          (principal financial officer)

Date June 30, 2004

* Print the name and title of each signing officer under his or her signature.